Employees - Summary of Movements in (Deficit)/Surplus (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	€ (216)	€ (220)	€ (245)
Special termination benefits	(5)	(16)	(4)
Past service costs including (losses)/gains on curtailments	65	(41)	23
Actual return on plan assets (excluding amounts in net finance income/charge)	2,385	(1,108)	1,475
Interest income	(573)
Actuarial gain/(loss) arising from changes in demographic assumptions	183	42	222
Actuarial gain/(loss) arising from changes in financial assumptions	(2,138)	611	(210)
Actuarial gain/(loss) arising from experience adjustments	(12)	18	133
Liabilities net of assets [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(874)	(561)
Current service cost	(216)	(220)
Employee contributions	17	17
Special termination benefits	(5)	(16)
Past service costs including (losses)/gains on curtailments	65	(41)
Settlements	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	2,385	(1,108)
Interest cost	(603)	(576)
Interest income	573	551
Actuarial gain/(loss) arising from changes in demographic assumptions	183	42
Actuarial gain/(loss) arising from changes in financial assumptions	(2,138)	611
Actuarial gain/(loss) arising from experience adjustments	(12)	18
Employer contributions	401	383
Currency retranslation	85	26
Others	(18)
Change in asset ceiling, excluding amounts included in finance cost	(37)
Ending balance	(196)	(874)	(561)
Liabilities net of assets [member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	590	783
Current service cost	(104)	(109)
Past service costs including (losses)/gains on curtailments	56	(46)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,233	(459)
Interest cost	(276)	(254)
Interest income	292	274
Actuarial gain/(loss) arising from changes in demographic assumptions	157
Actuarial gain/(loss) arising from changes in financial assumptions	(955)	351
Actuarial gain/(loss) arising from experience adjustments	(44)	(45)
Employer contributions	94	95
Currency retranslation	78
Ending balance	1,121	590	783
Liabilities net of assets [member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	332	444
Current service cost	(4)	(4)
Past service costs including (losses)/gains on curtailments		8
Actual return on plan assets (excluding amounts in net finance income/charge)	588	(303)
Interest cost	(82)	(87)
Interest income	89	95
Actuarial gain/(loss) arising from changes in demographic assumptions	14	53
Actuarial gain/(loss) arising from changes in financial assumptions	(511)	84
Actuarial gain/(loss) arising from experience adjustments	(15)	37
Employer contributions	14	14
Others		(9)
Ending balance	425	332	444
Liabilities net of assets [member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(1,796)	(1,788)
Current service cost	(108)	(107)
Employee contributions	17	17
Special termination benefits	(5)	(16)
Past service costs including (losses)/gains on curtailments	9	(3)
Settlements	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	564	(346)
Interest cost	(245)	(235)
Interest income	192	182
Actuarial gain/(loss) arising from changes in demographic assumptions	12	(11)
Actuarial gain/(loss) arising from changes in financial assumptions	(672)	176
Actuarial gain/(loss) arising from experience adjustments	47	26
Employer contributions	293	274
Currency retranslation	7	26
Others	(18)	9
Change in asset ceiling, excluding amounts included in finance cost	(37)
Ending balance	€ (1,742)	€ (1,796)	€ (1,788)